Schedule of Investments (unaudited)
December 31, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Boeing Co. (The)(a)	247,692	$ 64,563,397
Curtiss-Wright Corp.	10,413	2,319,912
General Dynamics Corp.	176,176	45,747,622
Hexcel Corp.	33,364	2,460,595
Howmet Aerospace, Inc.	127,786	6,915,778
Huntington Ingalls Industries, Inc.	30,890	8,020,280
L3Harris Technologies, Inc.	147,422	31,050,022
Lockheed Martin Corp.	171,401	77,685,789
Northrop Grumman Corp.	109,921	51,458,417
RTX Corp.	1,116,275	93,923,378
Textron, Inc.	152,445	12,259,627
		396,404,817
Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	88,769	7,668,754
Expeditors International of Washington, Inc.	69,915	8,893,188
FedEx Corp.	179,911	45,512,086
GXO Logistics, Inc.(a)(b)	34,228	2,093,384
United Parcel Service, Inc., Class B	561,110	88,223,325
		152,390,737
Automobile Components — 0.3%
Adient PLC(a)	72,850	2,648,826
Aptiv PLC(a)	220,013	19,739,566
Autoliv, Inc.	23,295	2,566,876
BorgWarner, Inc.	182,830	6,554,455
Fox Factory Holding Corp.(a)	20,445	1,379,629
Gentex Corp.	65,317	2,133,253
Goodyear Tire & Rubber Co. (The)(a)	220,544	3,158,190
Lear Corp.	45,309	6,398,084
Visteon Corp.(a)	11,893	1,485,436
		46,064,315
Automobiles — 0.5%
Ford Motor Co.	3,058,338	37,281,140
General Motors Co.	1,065,169	38,260,870
Harley-Davidson, Inc.	98,578	3,631,614
Thor Industries, Inc.	41,435	4,899,689
		84,073,313
Banks — 7.1%
Associated Banc-Corp	111,954	2,394,696
Bank of America Corp.	5,348,006	180,067,362
Bank OZK	42,263	2,105,965
Cadence Bank	42,877	1,268,730
Citigroup, Inc.	1,488,601	76,573,635
Citizens Financial Group, Inc.	368,743	12,220,143
Columbia Banking System, Inc.	167,765	4,475,970
Comerica, Inc.	105,295	5,876,514
Commerce Bancshares, Inc.	57,317	3,061,301
Cullen/Frost Bankers, Inc.	27,619	2,996,385
East West Bancorp, Inc.	53,300	3,834,935
Fifth Third Bancorp	529,693	18,269,112
First Financial Bankshares, Inc.	54,763	1,659,319
First Horizon Corp.	434,544	6,153,143
FNB Corp.	294,022	4,048,683
Glacier Bancorp, Inc.	85,856	3,547,570
Hancock Whitney Corp.	35,408	1,720,475
Home BancShares, Inc.	144,466	3,659,324
Huntington Bancshares, Inc.	1,141,918	14,525,197
International Bancshares Corp.	21,811	1,184,774
JPMorgan Chase & Co.	2,245,594	381,975,539
KeyCorp	738,659	10,636,690
Security	Shares	Value
Banks (continued)
M&T Bank Corp.	129,082	$ 17,694,561
New York Community Bancorp, Inc., Class A	561,034	5,739,378
Old National Bancorp	236,484	3,994,215
Pinnacle Financial Partners, Inc.	37,531	3,273,454
PNC Financial Services Group, Inc. (The)	309,825	47,976,401
Prosperity Bancshares, Inc.	72,641	4,919,975
Regions Financial Corp.	723,212	14,015,849
SouthState Corp.	60,946	5,146,890
Synovus Financial Corp.	118,837	4,474,213
Texas Capital Bancshares, Inc.(a)(b)	34,823	2,250,610
Truist Financial Corp.	1,037,307	38,297,374
U.S. Bancorp	1,211,010	52,412,513
UMB Financial Corp.	33,957	2,837,107
United Bankshares, Inc.	104,465	3,922,661
Valley National Bancorp	345,692	3,754,215
Webster Financial Corp.	137,671	6,988,180
Wells Fargo & Co.	2,821,124	138,855,723
Wintrust Financial Corp.	49,803	4,619,228
Zions Bancorp N.A.	118,610	5,203,421
		1,108,631,430
Beverages — 2.0%
Boston Beer Co., Inc. (The), Class A, NVS(a)	3,952	1,365,772
Brown-Forman Corp., Class B, NVS	142,327	8,126,872
Coca-Cola Co. (The)	1,846,130	108,792,441
Constellation Brands, Inc., Class A	125,707	30,389,667
Keurig Dr Pepper, Inc.	783,073	26,091,992
Molson Coors Beverage Co., Class B	144,020	8,815,464
Monster Beverage Corp.(a)	229,820	13,239,930
PepsiCo, Inc.	684,393	116,237,307
		313,059,445
Biotechnology — 3.0%
AbbVie, Inc.	865,132	134,069,506
Amgen, Inc.	416,257	119,890,341
Biogen, Inc.(a)	112,090	29,005,529
Gilead Sciences, Inc.	969,160	78,511,652
Incyte Corp.(a)	142,148	8,925,473
Moderna, Inc.(a)	258,006	25,658,697
Regeneron Pharmaceuticals, Inc.(a)	33,329	29,272,528
United Therapeutics Corp.(a)	20,070	4,413,192
Vertex Pharmaceuticals, Inc.(a)	72,160	29,361,182
		459,108,100
Broadline Retail — 0.2%
eBay, Inc.	403,664	17,607,824
Etsy, Inc.(a)	53,333	4,322,640
Macy’s, Inc.	212,834	4,282,220
Nordstrom, Inc.	75,443	1,391,923
		27,604,607
Building Products — 0.5%
A O Smith Corp.	35,355	2,914,666
Allegion PLC	42,326	5,362,281
Carrier Global Corp.	339,352	19,495,772
Fortune Brands Innovations, Inc.	58,846	4,480,535
Johnson Controls International PLC	525,780	30,305,959
Masco Corp.	80,326	5,380,236
Trane Technologies PLC	55,071	13,431,817
		81,371,266
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	27,296	4,133,160
Ameriprise Financial, Inc.	37,398	14,204,882
Bank of New York Mellon Corp. (The)	598,173	31,134,905

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
BlackRock, Inc.(c)	108,563	$ 88,131,443
Blackstone, Inc., Class A, NVS	154,744	20,259,084
Carlyle Group, Inc. (The)	91,236	3,712,393
Cboe Global Markets, Inc.	30,744	5,489,649
Charles Schwab Corp. (The)	1,155,303	79,484,846
CME Group, Inc., Class A	179,204	37,740,362
Evercore, Inc., Class A	9,613	1,644,304
FactSet Research Systems, Inc.	15,597	7,440,549
Federated Hermes, Inc., Class B	63,502	2,150,178
Franklin Resources, Inc.	224,527	6,688,659
Goldman Sachs Group, Inc. (The)	253,650	97,850,561
Interactive Brokers Group, Inc., Class A(b)	34,762	2,881,770
Intercontinental Exchange, Inc.	443,938	57,014,957
Invesco Ltd.	358,437	6,394,516
Janus Henderson Group PLC	110,004	3,316,621
Jefferies Financial Group, Inc.	136,232	5,505,135
MarketAxess Holdings, Inc.	29,366	8,599,833
Moody’s Corp.	64,883	25,340,704
Morgan Stanley	982,985	91,663,351
MSCI, Inc., Class A	26,431	14,950,695
Nasdaq, Inc.	263,863	15,340,995
Northern Trust Corp.	163,420	13,789,380
Raymond James Financial, Inc.	147,554	16,452,271
S&P Global, Inc.	141,117	62,164,861
SEI Investments Co.	36,404	2,313,474
State Street Corp.	240,012	18,591,330
Stifel Financial Corp.	81,620	5,644,023
T Rowe Price Group, Inc.	173,811	18,717,707
		768,746,598
Chemicals — 2.4%
Air Products & Chemicals, Inc.	172,223	47,154,657
Albemarle Corp.	91,280	13,188,134
Ashland, Inc.	37,990	3,202,937
Avient Corp.	70,900	2,947,313
Cabot Corp.	14,182	1,184,197
CF Industries Holdings, Inc.	68,365	5,435,018
Chemours Co. (The)	115,448	3,641,230
Corteva, Inc.	544,009	26,068,911
Dow, Inc.	545,540	29,917,414
DuPont de Nemours, Inc.	332,211	25,556,992
Eastman Chemical Co.	92,218	8,283,021
Ecolab, Inc.	96,714	19,183,222
FMC Corp.	97,031	6,117,805
International Flavors & Fragrances, Inc.	198,556	16,077,079
Linde PLC	181,027	74,349,599
Livent Corp.(a)	54,395	978,022
LyondellBasell Industries NV, Class A	199,304	18,949,824
Mosaic Co. (The)	254,210	9,082,923
Olin Corp.	56,233	3,033,770
PPG Industries, Inc.	183,407	27,428,517
RPM International, Inc.	46,084	5,144,357
Scotts Miracle-Gro Co. (The)	20,032	1,277,040
Sherwin-Williams Co. (The)	91,583	28,564,738
		376,766,720
Commercial Services & Supplies — 0.5%
Cintas Corp.	30,298	18,259,393
Republic Services, Inc.	68,407	11,280,998
Rollins, Inc.	124,468	5,435,518
Stericycle, Inc.(a)	71,972	3,566,932
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	168,335	$ 13,847,237
Waste Management, Inc.	151,092	27,060,577
		79,450,655
Communications Equipment — 1.3%
Calix, Inc.(a)	23,248	1,015,705
Ciena Corp.(a)	67,837	3,053,344
Cisco Systems, Inc.	3,144,356	158,852,865
F5, Inc.(a)	46,446	8,312,905
Juniper Networks, Inc.	248,008	7,311,276
Lumentum Holdings, Inc.(a)	52,110	2,731,606
Motorola Solutions, Inc.	54,222	16,976,366
		198,254,067
Construction & Engineering — 0.2%
AECOM	58,270	5,385,896
Fluor Corp.(a)	132,517	5,190,691
MasTec, Inc.(a)	47,018	3,560,203
MDU Resources Group, Inc.	158,388	3,136,082
Quanta Services, Inc.	35,022	7,557,748
Valmont Industries, Inc.	16,242	3,792,669
		28,623,289
Construction Materials — 0.1%
Knife River Corp.(a)	12,751	843,861
Martin Marietta Materials, Inc.(b)	16,337	8,150,693
Vulcan Materials Co.	37,203	8,445,453
		17,440,007
Consumer Finance — 0.6%
Ally Financial, Inc.	213,639	7,460,274
American Express Co.	134,327	25,164,820
Capital One Financial Corp.	296,213	38,839,448
Discover Financial Services	89,469	10,056,316
SLM Corp.	105,600	2,019,072
Synchrony Financial	327,309	12,499,931
		96,039,861
Consumer Staples Distribution & Retail — 3.2%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	104,012	6,933,440
Costco Wholesale Corp.	199,725	131,834,478
Dollar General Corp.	170,701	23,206,801
Dollar Tree, Inc.(a)	162,561	23,091,790
Grocery Outlet Holding Corp.(a)(b)	71,685	1,932,628
Kroger Co. (The)	511,357	23,374,128
Performance Food Group Co.(a)	121,028	8,369,086
Sprouts Farmers Market, Inc.(a)(b)	48,034	2,310,916
Sysco Corp.	392,157	28,678,441
Target Corp.	359,025	51,132,341
U.S. Foods Holding Corp.(a)	175,928	7,988,890
Walgreens Boots Alliance, Inc.	551,576	14,401,649
Walmart, Inc.	1,106,775	174,483,079
		497,737,667
Containers & Packaging — 0.6%
Amcor PLC	1,124,174	10,837,037
AptarGroup, Inc.	20,982	2,593,795
Avery Dennison Corp.	62,636	12,662,494
Ball Corp.	245,229	14,105,572
Berry Global Group, Inc.	91,858	6,190,311
Crown Holdings, Inc.	49,725	4,579,175
Graphic Packaging Holding Co.	238,052	5,867,982
Greif, Inc., Class A, NVS	19,807	1,299,141
International Paper Co.	269,128	9,728,977
Packaging Corp. of America	69,710	11,356,456
Silgan Holdings, Inc.	62,952	2,848,578

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Sonoco Products Co.	76,195	$ 4,257,015
Westrock Co.	199,426	8,280,167
		94,606,700
Distributors — 0.2%
Genuine Parts Co.	109,051	15,103,564
LKQ Corp.	208,127	9,946,389
Pool Corp.	12,945	5,161,301
		30,211,254
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,789	1,942,594
Service Corp. International	56,303	3,853,941
		5,796,535
Diversified REITs — 0.1%
WP Carey, Inc.	170,078	11,022,755
Diversified Telecommunication Services — 1.4%
AT&T Inc.	5,546,444	93,069,330
Frontier Communications Parent, Inc.(a)(b)	172,040	4,359,494
Iridium Communications, Inc.	48,164	1,982,430
Verizon Communications, Inc.	3,265,838	123,122,093
		222,533,347
Electric Utilities — 3.1%
ALLETE, Inc.	44,703	2,734,035
Alliant Energy Corp.	198,478	10,181,921
American Electric Power Co., Inc.	409,022	33,220,767
Constellation Energy Corp.	136,626	15,970,213
Duke Energy Corp.	599,458	58,171,404
Edison International	298,120	21,312,599
Entergy Corp.	164,488	16,644,541
Evergy, Inc.	178,667	9,326,417
Eversource Energy	271,707	16,769,756
Exelon Corp.	769,058	27,609,182
FirstEnergy Corp.	401,677	14,725,479
IDACORP, Inc.	23,044	2,265,686
NextEra Energy, Inc.	1,592,474	96,726,871
NRG Energy, Inc.	175,603	9,078,675
OGE Energy Corp.	155,777	5,441,291
PG&E Corp.	1,659,418	29,919,307
Pinnacle West Capital Corp.	88,201	6,336,360
PNM Resources, Inc.	63,203	2,629,245
Portland General Electric Co.	78,647	3,408,561
PPL Corp.	566,695	15,357,435
Southern Co. (The)	848,270	59,480,692
Xcel Energy, Inc.	429,190	26,571,153
		483,881,590
Electrical Equipment — 0.8%
Acuity Brands, Inc.(b)	11,791	2,415,151
AMETEK, Inc.	93,341	15,390,998
Eaton Corp. PLC	118,017	28,420,854
Emerson Electric Co.	443,413	43,157,387
EnerSys	17,913	1,808,497
Generac Holdings, Inc.(a)	18,634	2,408,258
Hubbell, Inc.	22,523	7,408,490
Regal Rexnord Corp.	51,606	7,638,720
Rockwell Automation, Inc.	46,387	14,402,236
Sensata Technologies Holding PLC	117,723	4,422,853
Sunrun, Inc.(a)(b)	168,926	3,316,017
		130,789,461
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	204,766	20,298,454
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc.(a)	42,117	$ 5,148,803
Avnet, Inc.	70,377	3,547,001
Belden, Inc.(b)	32,423	2,504,677
CDW Corp.	60,425	13,735,811
Cognex Corp.	71,156	2,970,051
Coherent Corp.(a)	102,508	4,462,173
Corning, Inc.	591,181	18,001,461
Crane NXT Co.	37,547	2,135,298
IPG Photonics Corp.(a)	12,638	1,371,729
Jabil, Inc.	45,769	5,830,971
Keysight Technologies, Inc.(a)	138,108	21,971,602
Littelfuse, Inc.	5,815	1,555,861
Novanta, Inc.(a)	11,695	1,969,555
TD SYNNEX Corp.	39,898	4,293,424
TE Connectivity Ltd.	147,450	20,716,725
Teledyne Technologies, Inc.(a)(b)	36,701	16,379,289
Trimble, Inc.(a)	193,481	10,293,189
Vishay Intertechnology, Inc.	98,194	2,353,710
Zebra Technologies Corp., Class A(a)(b)	39,950	10,919,534
		170,459,318
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A	782,633	26,750,396
ChampionX Corp.	50,007	1,460,704
Halliburton Co.	696,165	25,166,365
NOV, Inc.	306,390	6,213,589
Schlumberger NV	1,108,100	57,665,524
		117,256,578
Entertainment — 1.1%
Electronic Arts, Inc.	106,609	14,585,177
Take-Two Interactive Software, Inc.(a)	61,514	9,900,678
TKO Group Holdings, Inc., Class A	26,596	2,169,702
Walt Disney Co. (The)	1,419,802	128,193,923
Warner Bros Discovery, Inc., Class A(a)	1,725,986	19,641,721
		174,491,201
Financial Services — 5.5%
Berkshire Hathaway, Inc., Class B(a)	1,413,518	504,145,330
Equitable Holdings, Inc.	37,846	1,260,272
Essent Group Ltd.	85,979	4,534,532
Euronet Worldwide, Inc.(a)	15,714	1,594,814
Fidelity National Information Services, Inc.	460,828	27,681,938
Fiserv, Inc.(a)	224,077	29,766,389
Global Payments, Inc.	202,529	25,721,183
Jack Henry & Associates, Inc.	56,462	9,226,455
Mastercard, Inc., Class A	180,344	76,918,519
MGIC Investment Corp.	141,767	2,734,685
PayPal Holdings, Inc.(a)	838,558	51,495,847
Visa, Inc., Class A	421,525	109,744,034
Voya Financial, Inc.	51,486	3,756,419
Western Union Co. (The)	225,101	2,683,204
		851,263,621
Food Products — 1.6%
Archer-Daniels-Midland Co.	414,849	29,960,395
Bunge Global SA	113,009	11,408,259
Campbell Soup Co.	152,774	6,604,420
Conagra Brands, Inc.	371,761	10,654,670
Darling Ingredients, Inc.(a)	124,088	6,184,546
Flowers Foods, Inc.	149,436	3,363,804
General Mills, Inc.	449,806	29,300,363
Hershey Co. (The)	71,361	13,304,545
Hormel Foods Corp.	220,425	7,077,847
Ingredion, Inc.	32,455	3,522,341

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
J M Smucker Co. (The)	82,541	$ 10,431,532
Kellanova	205,141	11,469,433
Kraft Heinz Co. (The)	620,090	22,930,928
Lamb Weston Holdings, Inc.	38,319	4,141,901
Lancaster Colony Corp.	8,232	1,369,722
McCormick & Co., Inc., NVS	195,451	13,372,757
Mondelez International, Inc., Class A	613,701	44,450,363
Pilgrim’s Pride Corp.(a)	31,301	865,786
Post Holdings, Inc.(a)	39,526	3,480,660
Tyson Foods, Inc., Class A	221,847	11,924,276
		245,818,548
Gas Utilities — 0.2%
Atmos Energy Corp.	115,493	13,385,639
National Fuel Gas Co.	68,402	3,431,728
New Jersey Resources Corp.	75,890	3,383,176
ONE Gas, Inc.	43,137	2,748,690
Southwest Gas Holdings, Inc.	46,732	2,960,472
Spire, Inc.	40,912	2,550,454
UGI Corp.	162,927	4,008,004
		32,468,163
Ground Transportation — 1.1%
CSX Corp.	768,499	26,643,860
Hertz Global Holdings, Inc.(a)	102,949	1,069,640
JB Hunt Transport Services, Inc.	63,373	12,658,123
Knight-Swift Transportation Holdings, Inc.	125,452	7,232,308
Landstar System, Inc.	8,939	1,731,037
Norfolk Southern Corp.	175,148	41,401,484
Ryder System, Inc.	34,467	3,965,773
Union Pacific Corp.	260,780	64,052,784
Werner Enterprises, Inc.	45,495	1,927,623
XPO, Inc.(a)	47,808	4,187,503
		164,870,135
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	1,346,406	148,198,908
Align Technology, Inc.(a)	24,934	6,831,916
Baxter International, Inc.	394,591	15,254,888
Becton Dickinson & Co.	225,640	55,017,801
Boston Scientific Corp.(a)	512,486	29,626,816
Cooper Cos., Inc. (The)	22,340	8,454,350
DENTSPLY SIRONA, Inc.	164,788	5,864,805
Dexcom, Inc.(a)	117,205	14,543,968
Edwards Lifesciences Corp.(a)	297,196	22,661,195
Enovis Corp.(a)(b)	35,743	2,002,323
Envista Holdings Corp.(a)(b)	133,312	3,207,487
GE HealthCare Technologies, Inc.(b)	304,518	23,545,332
Globus Medical, Inc., Class A(a)	89,722	4,781,285
Haemonetics Corp.(a)	15,782	1,349,519
Hologic, Inc.(a)	190,519	13,612,583
IDEXX Laboratories, Inc.(a)(b)	28,443	15,787,287
Inari Medical, Inc.(a)	17,123	1,111,625
Insulet Corp.(a)	33,671	7,305,934
Integra LifeSciences Holdings Corp.(a)	52,894	2,303,534
Intuitive Surgical, Inc.(a)	93,101	31,408,553
LivaNova PLC(a)	23,351	1,208,181
Masimo Corp.(a)	13,126	1,538,498
Medtronic PLC	1,034,880	85,253,414
Neogen Corp.(a)(b)	153,110	3,079,042
QuidelOrtho Corp.(a)(b)	38,451	2,833,839
ResMed, Inc.	114,406	19,680,120
STERIS PLC	33,809	7,432,909
Stryker Corp.	94,677	28,351,974
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	36,552	$ 9,113,876
Zimmer Biomet Holdings, Inc.	162,542	19,781,361
		591,143,323
Health Care Providers & Services — 4.7%
Amedisys, Inc.(a)	13,107	1,245,951
Cardinal Health, Inc.	191,700	19,323,360
Cencora, Inc.	129,661	26,629,776
Centene Corp.(a)	413,449	30,682,050
Chemed Corp.	4,714	2,756,512
Cigna Group (The)	227,601	68,155,119
CVS Health Corp.	996,883	78,713,882
DaVita, Inc.(a)	18,852	1,974,936
Elevance Health, Inc.	182,170	85,904,085
Encompass Health Corp.	42,884	2,861,221
HCA Healthcare, Inc.	80,114	21,685,258
HealthEquity, Inc.(a)	32,637	2,163,833
Henry Schein, Inc.(a)	101,575	7,690,243
Humana, Inc.	95,381	43,666,376
Laboratory Corp. of America Holdings	66,036	15,009,322
McKesson Corp.	103,493	47,915,189
Molina Healthcare, Inc.(a)	18,591	6,717,114
Option Care Health, Inc.(a)	62,000	2,088,780
Patterson Cos., Inc.	66,188	1,883,049
Quest Diagnostics, Inc.	87,456	12,058,433
R1 RCM, Inc.(a)	153,163	1,618,933
Tenet Healthcare Corp.(a)	78,979	5,968,443
UnitedHealth Group, Inc.	445,024	234,291,785
Universal Health Services, Inc., Class B(b)	47,453	7,233,735
		728,237,385
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	296,234	5,104,112
Healthpeak Properties, Inc.	425,501	8,424,920
Medical Properties Trust, Inc.	465,890	2,287,520
Omega Healthcare Investors, Inc.	112,418	3,446,736
Physicians Realty Trust	173,537	2,309,777
Sabra Health Care REIT, Inc.	179,844	2,566,374
Ventas, Inc.	312,970	15,598,425
Welltower, Inc.	430,486	38,816,922
		78,554,786
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	48,616	1,363,193
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	219,481	4,273,295
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A(a)(b)	169,072	23,017,462
Aramark	203,041	5,705,452
Caesars Entertainment, Inc.(a)	70,465	3,303,399
Carnival Corp.(a)	227,257	4,213,345
Choice Hotels International, Inc.(b)	10,845	1,228,739
Darden Restaurants, Inc.	44,915	7,379,535
Domino’s Pizza, Inc.	16,271	6,707,394
Hilton Grand Vacations, Inc.(a)	21,069	846,552
Las Vegas Sands Corp.	108,583	5,343,369
Marriott Vacations Worldwide Corp.	25,692	2,180,994
McDonald’s Corp.	315,937	93,678,480
MGM Resorts International	68,006	3,038,508
Penn Entertainment, Inc.(a)(b)	118,036	3,071,297
Starbucks Corp.	364,371	34,983,260
Travel + Leisure Co.	16,905	660,817
Vail Resorts, Inc.	10,077	2,151,137

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wendy’s Co. (The)	59,771	$ 1,164,339
Wyndham Hotels & Resorts, Inc.	21,940	1,764,195
Yum! Brands, Inc.	117,732	15,382,863
		215,821,137
Household Durables — 0.3%
Garmin Ltd.	54,766	7,039,622
Helen of Troy Ltd.(a)(b)	18,467	2,230,998
KB Home	29,773	1,859,621
Leggett & Platt, Inc.	103,692	2,713,620
Lennar Corp., Class A	85,605	12,758,569
Mohawk Industries, Inc.(a)	41,108	4,254,678
Taylor Morrison Home Corp., Class A(a)	83,578	4,458,886
Whirlpool Corp.	42,671	5,196,048
		40,512,042
Household Products — 1.6%
Church & Dwight Co., Inc.	103,481	9,785,164
Clorox Co. (The)	96,444	13,751,950
Colgate-Palmolive Co.	390,651	31,138,791
Kimberly-Clark Corp.	261,573	31,783,735
Procter & Gamble Co. (The)	1,115,630	163,484,420
		249,944,060
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	520,826	10,025,900
Ormat Technologies, Inc.(b)	41,773	3,165,976
		13,191,876
Industrial Conglomerates — 1.4%
3M Co.	429,577	46,961,358
General Electric Co.	482,527	61,584,921
Honeywell International, Inc.	511,193	107,202,284
		215,748,563
Industrial REITs — 0.7%
EastGroup Properties, Inc.	13,698	2,514,131
First Industrial Realty Trust, Inc.	53,507	2,818,214
Prologis, Inc.	718,656	95,796,845
Rexford Industrial Realty, Inc.	100,152	5,618,527
STAG Industrial, Inc.	70,609	2,772,109
		109,519,826
Insurance — 3.5%
Aflac, Inc.	413,614	34,123,155
Allstate Corp. (The)	203,534	28,490,689
American Financial Group, Inc.	49,943	5,937,723
American International Group, Inc.	546,038	36,994,074
Aon PLC, Class A	75,699	22,029,923
Arthur J. Gallagher & Co.	82,278	18,502,677
Assurant, Inc.	41,161	6,935,217
Brighthouse Financial, Inc.(a)	47,671	2,522,749
Brown & Brown, Inc.	42,573	3,027,366
Chubb Ltd.	317,324	71,715,224
Cincinnati Financial Corp.	121,737	12,594,910
CNO Financial Group, Inc.	93,029	2,595,509
Erie Indemnity Co., Class A, NVS	8,198	2,745,674
Everest Group Ltd.	34,321	12,135,219
Fidelity National Financial, Inc., Class A	24,357	1,242,694
First American Financial Corp.	82,634	5,324,935
Globe Life, Inc.	65,743	8,002,238
Hanover Insurance Group, Inc. (The)	27,231	3,306,388
Hartford Financial Services Group, Inc. (The)	233,928	18,803,133
Kemper Corp.	45,601	2,219,401
Loews Corp.	144,631	10,064,871
Marsh & McLennan Cos., Inc.	184,084	34,878,395
Security	Shares	Value
Insurance (continued)
MetLife, Inc.	483,595	$ 31,980,137
Old Republic International Corp.	208,107	6,118,346
Principal Financial Group, Inc.	172,544	13,574,036
Progressive Corp. (The)	227,524	36,240,023
Prudential Financial, Inc.	280,780	29,119,694
Reinsurance Group of America, Inc.	52,543	8,500,407
RenaissanceRe Holdings Ltd.	18,361	3,598,756
RLI Corp.	10,255	1,365,146
Selective Insurance Group, Inc.	21,622	2,150,957
Travelers Cos., Inc. (The)	177,643	33,839,215
Unum Group	146,114	6,607,275
W R Berkley Corp.	158,050	11,177,296
Willis Towers Watson PLC	79,944	19,282,493
		547,745,945
Interactive Media & Services — 0.1%
Match Group, Inc.(a)	211,407	7,716,355
Ziff Davis, Inc.(a)(b)	35,772	2,403,521
ZoomInfo Technologies, Inc., Class A(a)(b)	157,106	2,904,890
		13,024,766
IT Services — 1.6%
Accenture PLC, Class A	224,551	78,797,191
Akamai Technologies, Inc.(a)	62,180	7,359,003
Cognizant Technology Solutions Corp., Class A	389,997	29,456,473
EPAM Systems, Inc.(a)	26,922	8,004,988
International Business Machines Corp.	710,220	116,156,481
Kyndryl Holdings, Inc.(a)(b)	178,468	3,708,565
VeriSign, Inc.(a)	35,930	7,400,143
		250,882,844
Leisure Products — 0.1%
Brunswick Corp.	20,879	2,020,043
Hasbro, Inc.	101,445	5,179,782
Mattel, Inc.(a)	153,859	2,904,858
Polaris, Inc.	41,285	3,912,580
YETI Holdings, Inc.(a)(b)	24,326	1,259,600
		15,276,863
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	227,576	31,639,891
Azenta, Inc.(a)	16,851	1,097,674
Bio-Rad Laboratories, Inc., Class A(a)	16,273	5,254,389
Bio-Techne Corp.	123,001	9,490,757
Bruker Corp.	28,854	2,120,192
Charles River Laboratories International, Inc.(a)(b)	39,901	9,432,596
Danaher Corp.	511,514	118,333,649
Illumina, Inc.(a)	123,504	17,196,697
IQVIA Holdings, Inc.(a)	88,308	20,432,705
Mettler-Toledo International, Inc.(a)	10,459	12,686,349
Revvity, Inc.	94,473	10,326,844
Thermo Fisher Scientific, Inc.	186,328	98,901,039
Waters Corp.(a)	28,975	9,539,439
		346,452,221
Machinery — 2.0%
AGCO Corp.	48,338	5,868,717
Caterpillar, Inc.	166,646	49,272,223
Cummins, Inc.	110,249	26,412,353
Deere & Co.	89,574	35,817,955
Donaldson Co., Inc.	40,364	2,637,787
Dover Corp.	108,813	16,736,528
Flowserve Corp.	56,125	2,313,472
IDEX Corp.	58,005	12,593,466
Illinois Tool Works, Inc.	114,997	30,122,314

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Ingersoll Rand, Inc.	72,421	$ 5,601,040
Middleby Corp. (The)(a)	20,852	3,068,789
Nordson Corp.	41,456	10,951,017
Oshkosh Corp.	50,882	5,516,118
Otis Worldwide Corp.	194,179	17,373,195
PACCAR, Inc.	109,851	10,726,950
Parker-Hannifin Corp.	21,985	10,128,489
Pentair PLC	38,562	2,803,843
Snap-on, Inc.	22,924	6,621,368
Stanley Black & Decker, Inc.	119,238	11,697,248
Terex Corp.	23,028	1,323,189
Timken Co. (The)	30,789	2,467,738
Toro Co. (The)	40,243	3,862,926
Westinghouse Air Brake Technologies Corp.	139,351	17,683,642
Xylem, Inc.	187,510	21,443,644
		313,044,011
Marine Transportation — 0.0%
Kirby Corp.(a)	26,657	2,092,041
Media — 1.3%
Cable One, Inc.	3,539	1,969,772
Charter Communications, Inc., Class A(a)	42,239	16,417,455
Comcast Corp., Class A	3,119,504	136,790,250
Fox Corp., Class A, NVS	192,288	5,705,185
Fox Corp., Class B	102,613	2,837,249
Interpublic Group of Cos., Inc. (The)	297,900	9,723,456
News Corp., Class A, NVS	296,005	7,266,923
News Corp., Class B	89,291	2,296,565
Nexstar Media Group, Inc., Class A	25,075	3,930,506
Omnicom Group, Inc.	153,955	13,318,647
Paramount Global, Class B, NVS	375,253	5,549,992
TEGNA, Inc.	153,207	2,344,067
		208,150,067
Metals & Mining — 0.7%
Alcoa Corp.	138,820	4,719,880
Cleveland-Cliffs, Inc.(a)	392,667	8,018,260
Commercial Metals Co.	90,933	4,550,287
Freeport-McMoRan, Inc.	557,662	23,739,671
MP Materials Corp., Class A(a)(b)	67,211	1,334,138
Newmont Corp.	896,394	37,101,748
Nucor Corp.	70,745	12,312,460
Royal Gold, Inc.	24,531	2,967,270
Steel Dynamics, Inc.	43,776	5,169,946
United States Steel Corp.	173,476	8,439,607
		108,353,267
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	396,642	7,682,956
Starwood Property Trust, Inc.	240,912	5,063,970
		12,746,926
Multi-Utilities — 1.3%
Ameren Corp.	204,508	14,794,109
Black Hills Corp.	52,878	2,852,768
CenterPoint Energy, Inc.	490,956	14,026,613
CMS Energy Corp.	226,939	13,178,348
Consolidated Edison, Inc.	268,511	24,426,446
Dominion Energy, Inc.	650,843	30,589,621
DTE Energy Co.	160,353	17,680,522
NiSource, Inc.	321,422	8,533,754
Northwestern Energy Group, Inc.	47,635	2,424,145
Public Service Enterprise Group, Inc.	387,581	23,700,578
Security	Shares	Value
Multi-Utilities (continued)
Sempra	489,489	$ 36,579,513
WEC Energy Group, Inc.	245,350	20,651,109
		209,437,526
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.	121,644	15,420,810
Boston Properties, Inc.	112,293	7,879,600
COPT Defense Properties	47,183	1,209,300
Cousins Properties, Inc.	118,048	2,874,469
Kilroy Realty Corp.	82,989	3,306,282
Vornado Realty Trust	124,350	3,512,887
		34,203,348
Oil, Gas & Consumable Fuels — 5.5%
Antero Midstream Corp.	111,260	1,394,088
Antero Resources Corp.(a)	219,741	4,983,726
Chesapeake Energy Corp.	86,646	6,666,543
Chevron Corp.	1,364,463	203,523,301
ConocoPhillips	286,307	33,231,654
Coterra Energy, Inc.	198,917	5,076,362
Devon Energy Corp.	498,327	22,574,213
DT Midstream, Inc.	27,894	1,528,591
EOG Resources, Inc.	154,216	18,652,425
EQT Corp.	319,933	12,368,610
Equitrans Midstream Corp.	198,823	2,024,018
Exxon Mobil Corp.	3,112,851	311,222,843
HF Sinclair Corp.	121,766	6,766,537
Kinder Morgan, Inc.	1,504,100	26,532,324
Marathon Oil Corp.	213,943	5,168,863
Marathon Petroleum Corp.	132,895	19,716,302
Murphy Oil Corp.	65,066	2,775,716
Occidental Petroleum Corp.	510,507	30,482,373
ONEOK, Inc.	172,184	12,090,760
PBF Energy, Inc., Class A	84,592	3,718,664
PetroCorp Escrow(a)(d)	190	—
Phillips 66	342,196	45,559,975
Pioneer Natural Resources Co.	90,739	20,405,386
Valero Energy Corp.	264,804	34,424,520
Williams Cos., Inc. (The)	577,160	20,102,483
		850,990,277
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	17,475	1,237,754
Passenger Airlines — 0.3%
American Airlines Group, Inc.(a)	508,319	6,984,303
Delta Air Lines, Inc.	220,215	8,859,250
Southwest Airlines Co.	463,656	13,390,385
United Airlines Holdings, Inc.(a)	255,096	10,525,261
		39,759,199
Personal Care Products — 0.4%
BellRing Brands, Inc.(a)	48,051	2,663,467
Estee Lauder Cos., Inc. (The), Class A	180,684	26,425,035
Kenvue, Inc.	1,340,506	28,861,094
		57,949,596
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	1,577,097	80,920,847
Catalent, Inc.(a)	140,213	6,299,770
Jazz Pharmaceuticals PLC(a)	28,406	3,493,938
Johnson & Johnson	1,868,378	292,849,568
Merck & Co., Inc.	1,179,566	128,596,285
Perrigo Co. PLC	105,402	3,391,836
Pfizer, Inc.	4,380,258	126,107,628

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Viatris, Inc.	933,090	$ 10,105,365
Zoetis, Inc., Class A	160,699	31,717,162
		683,482,399
Professional Services — 1.1%
ASGN, Inc.(a)	36,712	3,530,593
Automatic Data Processing, Inc.	195,145	45,462,931
Broadridge Financial Solutions, Inc.	39,353	8,096,880
CACI International, Inc., Class A(a)	10,917	3,535,580
Ceridian HCM Holding, Inc.(a)(b)	54,597	3,664,551
Concentrix Corp.	36,780	3,612,164
Equifax, Inc.(b)	58,463	14,457,315
ExlService Holdings, Inc.(a)	55,159	1,701,655
Exponent, Inc.	17,497	1,540,436
Genpact Ltd.	125,423	4,353,432
Insperity, Inc.	13,778	1,615,057
Jacobs Solutions, Inc.	97,945	12,713,261
KBR, Inc.	56,696	3,141,525
Leidos Holdings, Inc.	106,951	11,576,376
ManpowerGroup, Inc.	37,958	3,016,522
Maximus, Inc.	12,757	1,069,802
Paychex, Inc.	150,039	17,871,145
Paycom Software, Inc.	21,746	4,495,333
Robert Half, Inc.	82,358	7,240,916
Science Applications International Corp.	26,758	3,326,555
Verisk Analytics, Inc.	50,764	12,125,489
		168,147,518
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	237,060	22,067,916
CoStar Group, Inc.(a)	181,042	15,821,260
Jones Lang LaSalle, Inc.(a)(b)	37,001	6,988,379
		44,877,555
Residential REITs — 0.7%
Apartment Income REIT Corp.	114,330	3,970,681
AvalonBay Communities, Inc.	110,458	20,679,947
Camden Property Trust	83,053	8,246,332
Equity LifeStyle Properties, Inc.	52,188	3,681,342
Equity Residential	268,767	16,437,790
Essex Property Trust, Inc.	49,930	12,379,644
Independence Realty Trust, Inc.	174,771	2,673,996
Invitation Homes, Inc.	447,410	15,261,155
Mid-America Apartment Communities, Inc.	90,765	12,204,262
UDR, Inc.	235,372	9,012,394
		104,547,543
Retail REITs — 0.6%
Agree Realty Corp.	78,180	4,921,431
Brixmor Property Group, Inc.	130,936	3,046,881
Federal Realty Investment Trust	57,128	5,887,040
Kimco Realty Corp.	482,135	10,274,297
Kite Realty Group Trust	170,632	3,900,647
NNN REIT, Inc.	91,347	3,937,056
Realty Income Corp.	563,065	32,331,192
Regency Centers Corp.	127,779	8,561,193
Simon Property Group, Inc.	159,853	22,801,432
Spirit Realty Capital, Inc.	109,929	4,802,798
		100,463,967
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(a)(b)	36,008	1,089,962
Amkor Technology, Inc.	80,288	2,671,182
Analog Devices, Inc.	158,907	31,552,574
Cirrus Logic, Inc.(a)	18,028	1,499,749
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(a)	66,908	$ 8,841,223
First Solar, Inc.(a)	83,110	14,318,191
Intel Corp.	3,275,796	164,608,749
MACOM Technology Solutions Holdings, Inc.(a)	15,570	1,447,232
Microchip Technology, Inc.	172,539	15,559,567
Micron Technology, Inc.	854,045	72,884,200
MKS Instruments, Inc.	24,941	2,565,681
NXP Semiconductors NV	50,128	11,513,399
ON Semiconductor Corp.(a)	187,598	15,670,061
Power Integrations, Inc.	22,112	1,815,616
Qorvo, Inc.(a)	75,723	8,527,167
QUALCOMM, Inc.	415,531	60,098,249
Skyworks Solutions, Inc.	123,981	13,937,944
Synaptics, Inc.(a)	17,991	2,052,413
Teradyne, Inc.	117,262	12,725,272
Texas Instruments, Inc.	443,770	75,645,034
Wolfspeed, Inc.(a)(b)	51,662	2,247,814
		521,271,279
Software — 0.5%
ANSYS, Inc.(a)	29,029	10,534,044
Aspen Technology, Inc.(a)(b)	10,901	2,399,855
Autodesk, Inc.(a)	79,812	19,432,626
Blackbaud, Inc.(a)(b)	12,726	1,103,344
CommVault Systems, Inc.(a)	14,228	1,136,106
Dolby Laboratories, Inc., Class A	19,911	1,715,930
Gen Digital, Inc.	438,541	10,007,506
PTC, Inc.(a)	36,970	6,468,271
Roper Technologies, Inc.	47,361	25,819,796
		78,617,478
Specialized REITs — 1.7%
American Tower Corp.	213,921	46,181,266
Crown Castle, Inc.	337,568	38,884,458
CubeSmart	78,697	3,647,606
Digital Realty Trust, Inc.	138,983	18,704,332
EPR Properties	22,264	1,078,691
Equinix, Inc.	38,693	31,162,955
Extra Space Storage, Inc.	164,337	26,348,151
Gaming & Leisure Properties, Inc.	118,377	5,841,905
Iron Mountain, Inc.	111,797	7,823,554
Lamar Advertising Co., Class A	28,613	3,040,990
National Storage Affiliates Trust	30,643	1,270,765
PotlatchDeltic Corp.	61,733	3,031,090
Public Storage	71,384	21,772,120
Rayonier, Inc.	70,042	2,340,103
SBA Communications Corp., Class A	50,354	12,774,306
VICI Properties, Inc.	804,644	25,652,051
Weyerhaeuser Co.	567,786	19,741,919
		269,296,262
Specialty Retail — 2.5%
AutoNation, Inc.(a)(b)	20,166	3,028,530
AutoZone, Inc.(a)(b)	4,249	10,986,257
Bath & Body Works, Inc.	176,855	7,633,062
Best Buy Co., Inc.	150,658	11,793,508
Burlington Stores, Inc.(a)	20,178	3,924,217
CarMax, Inc.(a)(b)	123,402	9,469,870
Dick’s Sporting Goods, Inc.	22,463	3,300,938
GameStop Corp., Class A(a)(b)	208,929	3,662,525
Gap, Inc. (The)	166,856	3,488,959
Home Depot, Inc. (The)	489,294	169,564,836
Lithia Motors, Inc., Class A(b)	21,408	7,049,226
Lowe’s Cos., Inc.	447,954	99,692,163

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
O’Reilly Automotive, Inc.(a)	12,418	$ 11,798,093
Penske Automotive Group, Inc.	15,159	2,433,171
RH(a)	6,615	1,928,140
TJX Cos., Inc. (The)	311,441	29,216,280
Tractor Supply Co.	48,768	10,486,583
Ulta Beauty, Inc.(a)	13,026	6,382,610
		395,838,968
Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co.	997,805	16,942,729
HP, Inc.	676,417	20,353,387
NetApp, Inc.	102,313	9,019,914
Seagate Technology Holdings PLC	89,270	7,620,980
Western Digital Corp.(a)	252,186	13,206,981
		67,143,991
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.(a)	47,010	2,361,782
Carter’s, Inc.	26,536	1,987,281
Columbia Sportswear Co.	13,953	1,109,822
NIKE, Inc., Class B	542,651	58,915,619
PVH Corp.	47,002	5,739,884
Ralph Lauren Corp., Class A	13,917	2,006,831
Tapestry, Inc.	178,252	6,561,456
Under Armour, Inc., Class A(a)	146,839	1,290,715
Under Armour, Inc., Class C, NVS(a)	150,447	1,256,233
VF Corp.	257,103	4,833,537
		86,063,160
Tobacco — 0.8%
Altria Group, Inc.	1,375,633	55,493,035
Philip Morris International, Inc.	760,685	71,565,245
		127,058,280
Trading Companies & Distributors — 0.2%
Core & Main, Inc., Class A(a)	45,634	1,844,070
Fastenal Co.	222,215	14,392,865
GATX Corp.	18,539	2,228,759
Security	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc., Class A	16,580	$ 1,678,891
WESCO International, Inc.	34,160	5,939,741
WW Grainger, Inc.	8,584	7,113,475
		33,197,801
Water Utilities — 0.2%
American Water Works Co., Inc.	150,081	19,809,191
Essential Utilities, Inc.	101,651	3,796,665
		23,605,856
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	394,792	63,297,001
Total Long-Term Investments — 99.6% (Cost: $14,264,170,789)		15,493,801,295
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(e)(f)	87,786,229	87,847,679
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(e)	30,430,547	30,430,547
Total Short-Term Securities — 0.8% (Cost: $118,209,721)		118,278,226
Total Investments — 100.4% (Cost: $14,382,380,510)		15,612,079,521
Liabilities in Excess of Other Assets — (0.4)%		(62,702,201)
Net Assets — 100.0%		$ 15,549,377,320
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 96,361,854	$ —	$ (8,575,891)(a)	$ 41,089	$ 20,627	$ 87,847,679	87,786,229	$ 394,177(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	23,677,943	6,752,604(a)	—	—	—	30,430,547	30,430,547	1,055,052	—
BlackRock, Inc.	77,499,486	30,771,804	(36,886,804)	(734,064)	17,481,021	88,131,443	108,563	1,706,700	—
				$ (692,975)	$ 17,501,648	$ 206,409,669		$ 3,155,929	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Core S&P U.S. Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	109	03/15/24	$ 26,269	$ 850,730
S&P Mid 400 E-Mini Index	89	03/15/24	25,005	730,360
				$ 1,581,090
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 15,493,801,295	$ —	$ —	$ 15,493,801,295
Short-Term Securities
Money Market Funds	118,278,226	—	—	118,278,226
	$ 15,612,079,521	$ —	$ —	$ 15,612,079,521
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,581,090	$ —	$ —	$ 1,581,090
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust